Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Emerging Growth Company
Emerging Growth Company
As an emerging growth company (“EGC”), the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act until such time the Company is no longer considered to be an EGC. The adoption dates discussed below reflect this election.

Use of Estimates
Use of Estimates in Condensed Consolidated Financial Statements
The preparation of the consolidated interim financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities, related disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses for the periods presented. The Company’s most significant estimates and judgements involve valuation of the Company’s debt and equity securities, including assumptions made in the fair value of warrants, derivatives, and stock-based compensation; the useful lives of fixed assets; and allowances for doubtful accounts. Although the Company regularly assesses these estimates, actual results could differ materially from these estimates. Changes in estimates are recorded in the period in which they become known. The Company bases its estimates on historical experience and various other assumptions that it believes to be reasonable under the circumstances. Actual results may differ from management’s estimates if these results differ from historical experience or other assumptions prove not to be substantially accurate, even if such assumptions are reasonable when made.
Other than the below, there have been no material changes to the Company’s significant accounting policies from its audited consolidated financial statements included as Exhibit 99.1 to the Company’s Form
8-K/A
filed with the SEC on March 30, 2022.

Use of Estimates
The preparation of the consolidated interim financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities, related disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses for the periods presented. The Company’s most significant estimates and judgements involve valuation of the Company’s debt and equity securities, including assumptions made in the fair value of warrants, derivatives, and stock-based compensation; the useful lives of fixed assets; and allowances for doubtful accounts. Although the Company regularly assesses these estimates, actual results could differ materially from these estimates. Changes in estimates are recorded in the period in which they become known. The Company bases its estimates on historical experience and various other assumptions that it believes to be reasonable under the circumstances. Actual results may differ from management’s estimates if these results differ from historical experience or other assumptions prove not to be substantially accurate, even if such assumptions are reasonable whe
n made.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all highly liquid investments with an original maturity of 90 days or less, or with the ability to redeem amounts on demand, to be cash and cash equivalents. The carrying amount of cash equivalents are reported at cost, which approximates their fair value.

Fair Value Measurements
Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A hierarchy has been established for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
The Company has determined the estimated fair value of its financial instruments including stock-based awards, derivatives, and certain warrants, which are accounted for as liabilities, based on appropriate valuation methodologies; however, considerable judgment is required to develop these estimates. Accordingly, these estimated fair values are not necessarily indicative of the amounts the Company could realize in a current market exchange. The estimated fair values can be materially affected by using different assumptions or methodologies.
The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents represent cost, which approximates fair value. The carrying amounts reported in the consolidated balance sheets for accounts receivable,

accounts payable, and accrued liabilities approximate fair value due to their short-term maturities. With the exception of the Company’s Related Party Convertible Notes, the fair value of the Company’s debt approximates their carrying values based on the variable nature of interest rates and current market rates available. The Company considers its debt to be a Level 3 measurement in the fair value hierarchy as significant judgment is involved to determine the fair value of embedded conversion features. Refer to Note 10 for further information regarding fair value.

Net Income Per Share of Common Stock
Net Loss Per Share
Basic net loss per share attributable to stockholders is computed by dividing net loss attributable to the Company’s stockholders by the weighted-average number of common shares outstanding during the period without consideration of potentially dilutive Common Stock. Diluted net loss per share attributable to the Company’s stockholders reflects the potential dilution that could occur if securities or other contracts to issue Common Stock were exercised or converted into Common Stock or resulted in the issuance of Common Stock that then shared in the earnings of the Company unless inclusion of such shares would be anti-dilutive. For periods in which the Company reports net losses, diluted net loss per common share attributable to the Company’s stockholders is the same as basic net loss per common share attributable to the Company’s stockholders, because potentially dilutive common shares are not assumed to have been issued if their effect is anti-dilutive. Refer to Note 14 for further information regarding net loss per share.

Income Taxes
Income Taxes
Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and net operating loss and tax credit carry forwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of net loss and comprehensive loss in the period that includes the enactment date. Deferred income tax assets are reduced by a valuation allowance when it is more likely than not that some portion of the deferred income tax assets will not be realized. The Company does not have any uncertain tax positions.
A valuation allowance is provided unless it is more likely than not that the deferred tax asset will be realized. Assessing whether deferred tax assets are realizable requires significant judgement. In the determination of the appropriate valuation allowance, the Company considers future reversals of existing taxable temporary differences, the most recent projections of future business results, prior earnings history, carry back and carry forward periods, and prudent tax strategies. Assessments for the realization of deferred tax assets made at a given balance sheet date are subject to change in the future. Refer to Note 6 for further information regarding income taxes.

Recent Accounting Pronouncements
Recently issued accounting pronouncements
Recently Adopted Accounting Pronouncements
In August 2018, the FASB issued ASU
No. 2018-15,
Intangibles — Goodwill and Other —
Internal-Use
Software (Subtopic
350-40):
Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract
, which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use
software (and hosting arrangements that include an
internal-use
software license). The standard was effective for annual reporting periods beginning after December 15, 2020 and interim periods within annual periods beginning after December 15, 2021. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.
In August 2020, the FASB issued ASU
2020-06,
Debt—Debt with Conversion and Other Options (Subtopic 470-
20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
, which simplifies accounting for convertible instruments. More convertible debt instruments will be reported as a single liability instrument and more convertible preferred stock as a single equity instrument with no separate accounting for embedded conversion features. The ASU removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, which will permit more equity contracts to qualify for the exception. The ASU also simplifies the diluted EPS calculation in certain circumstances. The ASU is effective for smaller reporting companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023. Early adoption is permitted for all entities for fiscal years beginning after December 15, 2020. The ASU allows entities to use either a modified retrospective or full retrospective transition method. The Company early adopted this standard effective January 1, 2021 noting no material effects on its consolidated financial statements.
Recently Issued Accounting Pronouncements not yet adopted as of December 31, 2021
In December 2019, the FASB issued ASU
2019-12,
Income Taxes (Topic 740)—Simplifying the Accounting for Income Taxes
, which simplifies the accounting for income taxes by eliminating some exceptions to the general approach in ASC 740,
Income Taxes
. It also clarifies certain aspects of the existing guidance to promote more consistent application. This standard is effective for calendar-year private companies with fiscal years beginning after December 15, 2022 and interim periods within that year, and early adoption is permitted. The Company is currently in the process of evaluating the impact the new standard will have on its consolidated financial statements.
In February 2016, the FASB issued ASU
2016-02,
Leases
(“ASC 842”), which requires lessees to recognize a
right-of-use
asset and lease liability for all leases with terms of more than 12 months. Recognition, measurement and presentation of expenses will depend on classification of the lease as a finance or operating lease. On April 8, 2020, the FASB, pursuant to ASU
2020-05,
voted to defer the effective date for ASC 842 for one year. For private companies, the leasing standard will be effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. The Company is in the process of evaluating the effects of adopting this ASU on its consolidated financial statements.
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments—Credit Losses: Measurement of Credit Losses on Financial Instruments
, and subsequent related amendments, which requires the use o
f a new
current

expected
credit loss (“CE
CL”) model in estimating allowances for doubtful accounts with respect to accounts receivable and notes receivable. Receivables from revenue transactions, or trade receivables, are recognized when the corresponding revenue is recognized under ASC 606. The CECL model requires that the Company estimate its lifetime expected credit loss with respect to these receivables and record allowances which are deducted from the balance of the receivables, which represent the estimated net amounts expected to be collected. Given the generally short-term nature of trade receivables, the Company does not expect to apply a discounted cash flow methodology. However, the Company will consider whether historical loss rates are consistent with expectations of forward-looking estimates for its trade receivables. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. The Company is in the process of evaluating the effects of adopting this ASU on its consolidated financial statements.

Segment Information
Segment Information
The Company operates and manages its business as one operating and reportable segment. The Company’s chief executive officer, who is the chief operating decision maker, reviews financial information on an aggregate basis for purposes of evaluating financial performance and allocating resources. The Company’s long-lived assets and customers are all substantially located in the United States.

Accounts Receivable
Accounts Receivable
In evaluating the collectability of accounts receivable, the Company assesses a number of factors, including specific customers’ abilities to meet their financial obligations, the length of time a receivable is past due, and historical collection experience. If circumstances related to specific customers change, or economic conditions deteriorate such that the Company’s past collection experience is no longer relevant, its estimate of the recoverability of accounts receivable could be further reduced from the levels provided for in the consolidated financial statements. All accounts or portions thereof considered uncollectible are written off to the allowance for doubtful accounts in the period this information becomes known. Recoveries of trade receivables previously written off are recorded when received.

The components of accounts receivable are as
follows:

	December 31, 2021	December 31, 2020
Trade receivables	$7,945,078	$5,451,252
Allowance for doubtful accounts	(929,800)	(404,755)

Total accounts receivable	$7,015,278	$5,046,497
The following table summarizes activity in the allowance for doubtful accounts
:

	December 31, 2021	December 31, 2020
Balance at beginning of period	$(404,755)	$(190,205)
Provision for uncollectible accounts	(641,357)	(710,882)
Uncollectible accounts written off	116,312	496,332

Balance at end of period	$(929,800)	$(404,755)

Inventories
Inventories
The Company’s inventories consist of raw materials,
work-in-process,
and finished goods, and costs incurred directly or indirectly in production, which includes labor and overhead. Certain items in inventory require limited assembly procedures to be performed before shipping the items to customers. Inventories are stated at the lower of cost and net realizable value. As virtually all inventory is made to customers’ specific orders, finished goods inventory is typically shipped to the customer upon completion.
Inventories consisted of the following:

	December 31, 2021	December 31, 2020
Raw materials	$432,461	$162,397
Work-in-process	16,310	107,770
Finished goods	—	4,144

Total Inventories	$448,771	$274,311
Cost is determined using the weighted-average method. The Company performs on-going
evaluations and records adjustments for slow-moving and obsolete items, based upon factors surrounding the inventory age, amount of inventory on hand and projected sales. Inventory provisions based on obsolescence and inventory in excess of forecasted demand are recorded through cost of revenues in the consolidated statements of net loss and comprehensive loss.

Property and Equipment, net
Property and Equipment, net
The Company’s property and equipment primarily consists of advanced manufacturing machinery, quality measurement equipment, other manufacturing infrastructure, office equipment and furniture, computer hardware, internally developed software, and networking equipment. Depreciation is computed using the straight-line method over the estimated useful life by asset category, or in the case of leasehold improvements, the shorter of the lease term including any renewal periods reasonably assured to be exercised at inception, or the estimated useful life of the asset category. Repairs and maintenance are expensed as incurred, while betterments and improvements that the Company determines extend the useful life or add functionality of property and equipment are capitalized. Property and equipment are depreciated over the estimated useful life of the asset categories as follows
:

Advanced Manufacturing Machinery & Quality Equipment	5 – 10 Years
Computer & Office Hardware	5 Years
Furniture & Fixtures	7 Years
Internally Developed Software	3 – 5 years
Leasehold Improvements	Lesser of lease term or estimated useful life
The Company periodically reviews each asset category’s estimated useful life based upon actual experience and expected future utilization. A change in useful life is treated as a change in accounting estimate and is applied prospectively.
The Company reviews the carrying amounts of property and equipment for potential impairment when events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In evaluating recoverability, the Company groups assets and liabilities at the lowest level such that the identifiable cash flows relating to the group are largely independent of the cash flows of other assets and liabilities, which are each determined to be an asset group. The Company then compares the carrying amount of each asset group to the estimated undiscounted future cash flows attributable to the asset group. If the estimated undiscounted future cash flows for the asset group are not at least equal to the carrying amount, the Company estimates the fair value of the asset group and an impairment charge is recorded at the amount by which the carrying amount of the asset or asset group exceeds the fair value, if applicable. In addition, the remaining depreciation period for the impaired asset or asset group would be reassessed and, if necessary, revised. For the years ended December 31, 2021 and December 31, 2020, the Company did not recognize any impairment of its property and equipment. Refer to Note 4 for further information regarding property and equipment.
Software
applications
developed for internal use are capitalized as internally developed software. Costs are capitalized when: (i) the preliminary project stage is completed (i.e., the application development stage) and (ii) it is probable that the software will be completed and used for its intended function. The Company also capitalizes costs related to specific upgrades and enhancements when it is probable the expenditures will result in additional functionality. Costs incurred for maintenance, minor upgrades and enhancements are expensed as incurred within general and administrative expense in the consolidated statements of net loss and comprehensive loss.

Debt and Deferred Financing Fees
Debt and Deferred Financing Fees
Debt discounts are presented on the balance sheet as a direct deduction from the carrying amount of that related debt. Refer to Note 5 for further information regarding debt.
Costs incurred in connection with the Company’s debt instruments consist principally of debt issuance costs and have been deferred and are being amortized over the terms of the related debt agreements using the effective interest method. Deferred financing fees are presented on the consolidated balance sheets as direct reductions to debt balances.

Research and Development Costs
Research and Development Costs
Management invests resources to advance the development of its products and services for its customers, including the development of the cloud manufacturing software platform. Research and development costs represent costs incurred to support the advancement of new product platforms, consumables, and activities to enhance manufacturing capabilities. Research and development costs are comprised of prototype parts, design expense, employee-related personnel expense, and an allocated portion of overhead costs. Research and development costs are expensed as incurred.

Advertising Costs
Advertising Costs
Advertising costs are expensed as incurred. Advertising expenses consist primarily of media advertising costs, trade and customer marketing expenses, sales and marketing related personnel, and public relations expenses which aim to strengthen the leadership of the Company’s brand in key vertical markets. Advertising costs were approximately $7.9 million and $1.2 million for the years ended December 31, 2021 and 2020, respectively. All advertising expenses are recorded in Sales and marketing expense in the consolidated statements of net loss and comprehensive loss.

Stock-Based Compensation—Options, RSUs and Warrants
Stock-Based Compensation—Options, RSUs and Warrants
The Company accounts for stock-based compensation awards in accordance with Financial Accounting Standards Board (“FASB”) ASC 718,
Compensation—Stock Compensation
(“ASC 718”). ASC 718 requires all stock-based payments to employees and nonemployees, including grants of stock options, restricted stock, restricted stock units (“RSUs”), and modifications to existing stock awards, to be recognized in the statements of net loss and comprehensive loss based on their fair values. The Company’s stock-based awards are comprised of stock options and RSUs. The Company estimated the fair value of its Common Stock options when granted using the Black Scholes option-pricing model and RSUs when granted using the estimated Common Stock value.
The Company’s stock-based awards are subject to service and/or performance-based vesting conditions. The Company recognizes compensation expenses for awards with only a service condition over the explicit service period using the straight-line method. For awards subject to a service and performance condition, compensation cost is recognized over the longer of the explicit, implicit, or derived period using the accelerated attribution method for cost allocation, as long as the performance condition is probable of achievement. At each reporting period, the Company evaluates the probability that its performance-based stock options will be earned and adjusts its previously recognized compensation expense as necessary. If the achievement of the respective performance metrics is not probable or the respective performance goals are not met, the Company reverses its previously recognized compensation expense. In accordance with ASC 718, excess tax benefits realized from the exercise of stock-based awards are classified as cash flows from operating activities. All excess tax benefits and tax deficiencies (including tax benefits of dividends on share-based payment awards) are recognized as income tax expense or benefit in the consolidated statements of net loss and comprehensive loss.
The Company accounts for stock-based compensation awards issued to nonemployees for services, as prescribed by ASC 718, at either the fair value of the services rendered or the instruments issued in exchange for such services, whichever is more readily determinable using the measurement date guidelines enumerated in Accounting Standards Update (“ASU”)
2018-07,
Improvements to Nonemployee Share-Based Payment Accounting
(“ASU
2018-07”).
The Company has elected to account for forfeitures as they occur for both employee and nonemployee awards. Refer to Note 9 for further information regarding stock-based compensation.

Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock
Prior to the Business Combination, Legacy Fast Radius’ Series Seed,
Seed-1,
A-1,
A-2,
A-3,
and B Convertible Preferred Stock (collectively the “Preferred Stock”) were classified in temporary equity as they contained terms that could force Legacy Fast Radius to redeem the shares for cash or other assets upon the occurrence of an event not solely within Legacy Fast Radius’ control. Legacy Fast Radius adjusted the carrying values of the Preferred Stock each reporting period to the redemption value inclusive of any declared and unpaid dividends.
All Preferred Stock previously classified as temporary equity was retroactively adjusted and reclassified to permanent equity as a result of the Business Combination. As a result of the Business Combination, each share of Preferred Stock that was then issued and outstanding was automatically converted into Legacy Fast Radius common stock, such that each converted share of Preferred Stock was no longer outstanding and ceased to exist. Each share of Legacy Fast Radius common stock, including the Legacy Fast Radius common stock issued upon conversion of Legacy Fast Radius Preferred Stock, was converted into and exchanged for 2.056 (the “Exchange Ratio”) shares of the Company’s common stock. The Exchange Ratio was established pursuant to the terms of the Merger Agreement.

Redeemable Convertible Preferred Stock
Prior to the Business Combination,
Fast Rad
ius’ Series Seed, Seed-1, A-1, A-2, A-3, and B Convertible Preferred Stock (collectively the “Preferred Stock”) were classified in temporary equity as they contained terms that could force Fast Radius to redeem the shares for cash or other assets upon the occurrence of an event not solely within Fast Radius’ control. Fast Radius adjusted the carrying values of the Preferred Stock each reporting period to the redemption value inclusive of any declared and unpaid dividends.
All Preferred Stock previously classified as temporary equity was retroactively adjusted and reclassified to permanent equity as a result of the Business Combination. As a result of the Business Combination, each share of Preferred Stock that was then issued and outstanding was automatically converted into Fast Radius common stock, such that each converted share of Preferred Stock was no longer outstanding and ceased to exist. Each share of Fast Radius common stock, including the Fast Radius common stock issued upon conversion of Fast Radius Preferred Stock, was converted into and exchanged for 2.056 (the “Exchange Ratio”) shares of the post Business Combination Company’s common stock. The Exchange Ratio was established pursuant to the terms of the Merger Agreement.

Warrants
Warrants
At March 31, 2022, there were 15,516,639 warrants to purchase shares of common stock of the Company (“Common Stock”), consisting of 8,624,972 public warrants (the “Public Warrants”) and 6,891,667 private warrants held by the ENNV initial stockholders (the “Private Placement Warrants” and collectively with the Public Warrants, the “Warrants”). Each Warrant entitles the registered holder to purchase one share of
Common Stock at a price of $11.50 per share. The Warrants expire on February 4, 2027, or earlier upon redemption or liquidation.
The Private Placement Warrants are identical to the Public Warrants underlying the units sold in the Company’s initial public offering, except that the Private Placement Warrants and the shares of Common Stock issuable upon exercise of the Private Placement Warrants were not transferable, assignable, or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Placement Warrants are non-redeemable
and can be exercised on a cashless basis so long as they are held by the initial purchasers or such purchasers’ permitted transferees. If the Private Placement Warrants are held by someone other than the initial stockholders of ENNV or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.
The Company may redeem the Public Warrants when the price per share of Common Stock equals or exceeds $18.00:

•	In whole and not in part;

•	At a price of $0.01 per Warrant;

•	Upon not less than 30 days’ prior written notice of redemption;

•
If, and only if, the reported last sale price of the shares of Common Stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations), for any 20 trading days within a 30 trading day period commencing at any time after the warrants become exercisable and ending on the third business day prior to the notice of redemption to warrant holders; and

•	if, and only if, there is a current registration statement in effect with respect to the shares of Common Stock underlying the warrants.
The Company may redeem the Public Warrants when the price per share of Common Stock equals or exceeds $10.00:

•	In whole and not in part;

•
Upon not less than 30 days’ prior written notice of redemption provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares of Common Stock to be determined by reference to an agreed table based on the redemption date and the “fair market value” of shares of Common Stock;

•
If, and only if, the reported last sale price of the shares of Common Stock equals or exceeds $10.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) on the trading day prior to the date on which of redemption is sent to the warrant holders; and

•	if, and only if, the Private Placement Warrants are also concurrently called for redemption on the same terms as the outstanding Public Warrants, as described above.
The Company accounts for the Public Warrants and Private Placement Warrants in accordance with
the guidance contained in ASC
815-40.
Such guidance provides that because the Warrants do not meet the criteria for equity treatment thereunder, each Warrant must be recorded as a liability.

Warrants
The Company accounts for its warrants issued with other debt and equity instruments in accordance with ASC 480,
Distinguishing Liabilities from Equity
(“ASC 480”), and ASC 718. In the event the terms of the warrants qualify for classification as a liability rather than equity, the Company accounts for the instrument as a liability recorded at fair value each reporting period with the change in fair value recognized through earnings. Refer to Note 8 for further information regarding warrants.

Treasury stock
Treasury stock
Fast Radius historically repurchased a portion of its previously issued common stock that was classified on the Consolidated Balance Sheet as Treasury Stock. Immediately prior to the completion of the Business Combination, all treasury shares of Fast Radius were retired.

Revenue Recognition
Revenue Recognition
The Company determines revenue recognition through the following steps:

•	Identification of the contract, or contracts, with a customer;

•	Identification of the performance obligations in the contract;

•	Determination of the transaction price;

•	Allocation of the transaction price to the performance obligations in the contracts; and

•	Recognition of revenue when, or as, the Company satisfies a performance obligation
The

Company’s primary source of revenue is from product sales of manufactured parts. Fast Radius has contracts with customers where the transfer of control of the specified good varies from contract to contract, but predominantly occurs upon shipment. The Company does not act as an agent in any of its revenue arrangements. Fast Radius seldom offers assurance-type warranties in the ordinary course of business; however, when such warranties are included, they generally have a service life of four years beginning from the date of product purchase. In the event of a failure of products covered under the warranties, the Company may repair or replace the products at the customer’s discretion. As of December 31, 2021 and 2020, the Company has
no
t incurred any warranty related costs related to products covered by this warranty.
The Company also derives revenue from consulting agreements, in which the Company produces digital assets (CAD files) and physical assets (prototypes). For consulting contracts, the deliverables are combined to be one performance obligation within the context of the contract, and revenue is recognized over time or at a point-in-
time based on contract terms. Revenue is recognized over time when the customer legally controls the work-in-
process associated with the Company’s performance. Revenue is measured by the costs incurred to date relative to the estimated total direct costs to fulfill each contract
(cost-to-cost
method). Incurred costs represent work performed, which corresponds with, and thereby best depicts, the transfer of control to the customer. Contract costs include hourly labor, materials, and overhead. Otherwise revenues are recognized at a point-in-time
when control has transferred to the customer.
Payments are generally due within a range of 30 to 90 days after the performance obligation has been satisfied. Revenue from consulting agreements is not material.
The Company charges certain customers shipping and handling fees. These fees are recorded within revenue after transfer of control of the products to customers. Revenues related to shipping and handling were $0.8 million and $0.4 million in 2021 and 2020, respectively. When shipping and handling services are performed before transfer of control to customers, they are accounted for as a fulfillment cost and are included in cost of revenues as incurred.
The Company will contract with third parties to produce certain components of a customer order. Costs paid in advance of production are recorded in current assets as prepaid production costs until control of the product is transferred to the customer. Under such outsourced manufacturing arrangements, the Company is the primary obligor to its customer.
Contract liabilities consist of fees paid by the Company’s customers for which the associated performance obligations have not been satisfied and revenue has not been recognized based on the Company’s revenue recognition criteria described above.
Contract

assets are recorded when the Company has a right to consideration in exchange for goods or services that it has transferred to a customer but for which payment is conditional on more than just the passage of time. Given the nature of the Company’s contracts, the Company did no
t have any contract assets as of Dec
ember 31,
2021 or 2020, respectively. Refer to Note 3 for further information regarding revenue.

Leases
Leases
The
Company leases certain equipment
,
office space and its corporate headquarters under
non-cancelable
lease agreements which are accounted for as operating leases. The Company recognizes operating lease minimum rentals on a straight-line basis over the lease term. Executory costs such as real estate taxes and maintenance, and contingent rentals based on the volume of actual utilization are recognized as incurred. The difference between cash rent payments and the recognition of straight-line rent expense is recorded as deferred rent. The
Company

records
deferred rent in other
non-current
liabilities on the consolidated balance sheets. The lease term, which includes all renewal periods that are considered to be reasonably assured of being exercised, begins on the date the Company has access to the leased asset. Refer to Note 11 for further information regarding leases.